Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Subsequent Events [Abstract]
Subsequent Events

10.	SUBSEQUENT EVENTS

Subsequent to June 30, 2018, two existing consultants were hired as employees of the Company. In connection with their employment agreements, the Company granted 4,800,000 non-qualified stock options with a fair value of $2,902,453. 1,500,000 of the options vested on the grant date, while the remaining 3,300,000 options vest annually over three years on the employees’ anniversary dates with an average exercise price of $0.40. As a result, the Company will record stock compensation expense of $910,844 for the vested options. In addition, the Company also cancelled 3,100,000 unvested non-qualified stock options previously granted to these individuals when they were consultants of the Company. As a result of these cancellation, the Company reversed previously recorded stock compensation expense of $616,990.

Subsequent to June 30, 2018, the Company granted 300,000 non-qualified stock options with a fair value of $166,510 to consultants for services to be rendered. The options vest annually over three years with an exercise price of $0.60.

Subsequent to June 30, 2018, the Company granted 1,250,000 non-qualified stock options with a fair value of $611,909 to employees for services to be rendered. The options vest annually over three years with an exercise price of $0.60.

Effective August 8, 2018, the Company entered into an extension agreement (the “Extension Agreement”) with Rory J. Cutaia, CEO and shareholder, to extend the maturity date of the $1,248,883 Secured Note due on August 1, 2018 to and including February 8, 2021. In consideration for extending the Note the Company issued Mr. Cutaia 2,446,700 warrants at a price of $0.49. All other terms of the Note remain unchanged.

Effective August 8, 2018, the Company entered into an extension agreement (the “Extension Agreement”) with Rory J. Cutaia, CEO and shareholder, to extend the maturity date of the $189,000 Unsecured Note due on August 1, 2018 to and including February 8, 2021. There was no consideration given and all other terms of the Note remain unchanged.

15.	SUBSEQUENT EVENTS

(i)	In January 2018, the Company issued unsecured convertible notes to Auctus Fund (Auctus) and EMA Financial (EMA) that total $150,000 in exchange for cash of $130,000 or an original issue discount of $20,000. The notes mature in January 2019 and bear interest at a rate of 8% per annum. The notes are also convertible to common shares at a conversion price equal to the lower of: (i) the closing sale price of the Common Stock on the Principal Market on the Trading Day immediately preceding the Closing Date, and (ii) 70% of either the lowest sale price for the Common Stock on the Principal Market during the ten (10) consecutive Trading Days including and immediately preceding the Conversion Date, or the closing bid price. As part of the offering, the Company also granted Auctus and EMA five-year warrants to acquire a total of 1,000,000 shares of the Company’s common stock with an exercise price of $0.14 per share.

The Company determined that the conversion feature of the notes and the warrants issued are subject to derivative liability accounting with a fair value of $301,739 at the date of issuance. The Company will account the fair value of the derivative up to the face amount of the notes of $150,000 as a valuation discount to be amortized over the life of the note, and the excess of $151,739 being recorded as a finance cost. In addition, the Company will also record financing costs of $20,000 to account the original issue discount of the notes.

(ii)	From January 2018 through March 2018, the Company granted 106,847 shares of common stock and stock options to purchase 906,272 shares of common stock with a total fair value of $181,157. These equity instruments were granted to employees for services to be rendered and settlement of debt. The stock options granted vest over a period of 3 years with an average exercise price of $0.26 per share.

(iii)	From January 2018 through March 2018, the Company issued 7,383,006 shares of common stock and paid $976,120 in cash to settle outstanding notes payable totaling $1,870,769 and accrued interest of $147,097. As a result, the Company will record interest expense of $893,120 to expense the unamortized debt discount and prepayment interest, gain of $1,248,809 to extinguish the corresponding derivative liability related to these notes payable and loss on debt extinguishment of $1,090,057.

(iv)	From January 2018 through March 2018, the Company issued 20,469,028 shares of common stock in exchange for cash of $3,300,500 or an average selling price of $0.16 per share. As part of the sale, one investor and current note holder agreed to cancel a note payable amounting to $100,000 that was issued in November 2017. As a result, the Company will record a gain on extinguishment of $158,396 to account the extinguishment of derivative liability of $136,226 and unamortized debt discount of $77,830. In connection with certain of such sales of shares of common stock, the referenced cancellation of a note payable, and the above-referenced settlement in cash of certain outstanding notes, we may be in a dispute with such investor in respect of the applicability of that cash settlement, as distinguished from such investor’s desire to convert one or both of such settled notes into shares of common stock. In connection therewith, we have reserved 200,000 shares of common.

(v)	On March 28, 2018 the Company converted the CEO’s accrued salary of $582,333 into 407,226 restricted shares of common stock at a price of $1.43 per share, which represents the closing price of the Company’s shares as reported on OTC markets on March 28, 2018.

(vi)	Subsequent to December 31, 2017, 4,641,667 shares of common stock that were subject to vesting schedules and previously accounted for were issued.